Business Combinations and Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The preliminary fair values of the identifiable assets acquired and liabilities assumed as of acquisition date were:

December 13, 2023 [1]
Cash and cash equivalents	$16,138
Accounts receivable, net	1,464
Prepaid expenses and other current assets	902
Current tax assets	282
Amounts due from related parties	46
Inventories	141
Operating lease right-of-use assets	5,398
Property and equipment, net	4,773
Other non-current assets	2,226
Intangible assets	7,750
Total Assets	39,121

Accrued expenses and other current liabilities	(5,496)
Operating lease liabilities - current	(2,903)
Operating lease liabilities - non-current	(2,603)
Contract liabilities - current	(1,730)
Income tax payable	(382)
Other non-current liabilities	(3,977)
Deferred tax liability	(1,317)
Total Liabilities	(18,408)

Total identifiable net assets at fair value	20,713
Goodwill	3,991
Non-controlling interest	(1,855)

Purchase consideration transferred	$22,849
(1) Rounding may impact summation of amounts.

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Intangible assets acquired comprise of the following:

	Purchase price allocation (in thousands)	Useful lives (in years)
Student base (Childcare)	$4,000	4
Franchise relationships	1,700	10
Brands	1,600	10
Content	450	5
Total intangible assets acquired	$7,750

Business Acquisition, Pro Forma Information
Had the acquisition been completed on January 1, 2022, the Company’s pro forma results of operations for the years ended December 31, 2023 and 2022 would have been as follows:

	December 31,
	2023	2022
Revenue (in thousands)	$448,469	$615,436
Net gain (loss) attributable to shareholders (in thousands)	$(28,754)	$(8,116)